THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6023

November 30, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

We are enclosing Post-Effective Amendment (“PEA”) No. 260 to the registration statement on Form N-1A of Unified Series Trust in respect of its series Iron Strategic Income Fund (the “Fund”).

PEA No. 260 was filed primarily to disclose that the Fund may invest in equity securities for non-hedging purposes and to describe additional types of derivative instruments in which the Fund may invest.

We appreciate your assistance in meeting the Funds’ target effective date of January 30, 2013. Please contact me at (314) 552-6023 with any questions or comments.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Jonathan Van Duren